Deposits from Banks - Schedule of Deposits from Banks by Type (Detail) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure Of Deposits From Bank [Line Items]
Non-interest bearing	€ 19	€ 180
Interest bearing	78,631	34,646
Deposits from banks	€ 78,649	€ 34,826